Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 25,646	£ 24,984
Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	2,875	1,725
Internally retained | Securitisations and covered bonds | Santander UK Plc
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	775	829
Third party bilateral secured funding transactions | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued to Santander UK plc/subsidiaries as collateral	£ 1,500	£ 500